UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number: _______
   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Nikos Hecht
Address:    314 South Galena Street, Suite 300
            Aspen, CO 81611

Form 13F File Number: 28-12258

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Nikos Hecht
Title:      N/A
Phone:      212-698-8000

Signature, Place, and Date of Signing:

     /s/ Nikos Hecht              Aspen, Colorado          November 11, 2009
   ----------------------      ---------------------      -------------------
         [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0

Form 13F Information Table Entry Total:                    5

Form 13F Information Table Value Total:               $7,642
                                                ------------
                                                 (thousands)

List of Other Included Managers:

NONE.

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

                           FORM 13F INFORMATION TABLE

    COLUMN 1             COLUMN 2   COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6   COLUMN 7         COLUMN 8
----------------------   ---------  ---------  --------  --------------------   ---------  --------  -----------------------
                                                                                                        VOTING AUTHORITY
                                                                                                     -----------------------
                         TITLE OF               VALUE    SHRS OR    SH/  PUT/  INVESTMENT   OTHER
  NAME OF ISSUER           CLASS      CUSIP    (x$1000)  PRN AMT    PRN  CALL  DISCRETION  MANAGERS    SOLE     SHARED  NONE
----------------------   ---------  ---------  --------  ---------  ---  ----  ----------  --------  ---------  ------  ----
AMBAC FINANCIAL            COMMON   023139108   2,071    1,232,555  SH            SOLE               1,232,555
GROUP INC.                 STOCK

DUNE ENERGY INC.           COMMON   265338202      86      592,000  SH            SOLE                 592,000
                         STOCK NEW

EMMIS COMMUNICATIONS      CLASS A   291525103     657      782,215  SH            SOLE                 782,215
CORP.

FIBERTOWER CORPORATION     COMMON   31567R100   4,516    4,181,894  SH            SOLE               4,181,894
                           STOCK

GRAY TELEVISION INC.       COMMON   389375106     312      134,500  SH            SOLE                 134,500
                           STOCK

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